Commitments, contingencies and guarantees - Maturities of commitments (Detail) ¥ in Millions	Sep. 30, 2016 JPY (¥)
Commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	¥ 957,320
Commitments to invest [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	17,280
Less than 1 year [Member] | Commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	387,421
Less than 1 year [Member] | Commitments to invest [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	348
1 to 3 years [Member] | Commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	68,903
1 to 3 years [Member] | Commitments to invest [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	39
3 to 5 years [Member] | Commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	108,142
3 to 5 years [Member] | Commitments to invest [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount
More than 5 years [Member] | Commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	392,854
More than 5 years [Member] | Commitments to invest [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	¥ 16,893